Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Dec. 31, 2015 Vessel
Related Party Transaction [Line Items]
Number of vessels | Vessel	9		9		11
Liquefied Natural Gas [Member] | Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs | $	$ 2.1	$ 1.1	$ 7.0	$ 2.6